FINANCING ARRANGEMENTS	12 Months Ended
Dec. 31, 2017
Debt Disclosure [Abstract]
FINANCING ARRANGEMENTS
FINANCING ARRANGEMENTS
Principal amounts of debt obligations and principal amounts of debt obligations net of discounts and issuance costs as of December 31, 2017 and 2016 consists of the following:

		2017		2016
(in millions)	Maturity	Principal Amount	Net of Discounts and Issuance Costs	Principal Amount	Net of Discounts and Issuance Costs
Senior Secured Credit Facilities:
Revolving Credit Facility	April 2018	$—	$—	$875	$875
Revolving Credit Facility	April 2020	250	250	—	—
Series A-3 Tranche A Term Loan Facility	October 2018	—	—	1,032	1,016
Series A-4 Tranche A Term Loan Facility	April 2020	—	—	668	658
Series D-2 Tranche B Term Loan Facility	February 2019	—	—	1,068	1,048
Series C-2 Tranche B Term Loan Facility	December 2019	—	—	823	805
Series E-1 Tranche B Term Loan Facility	August 2020	—	—	2,456	2,429
Series F Tranche B Term Loan Facility	April 2022	3,521	3,420	3,892	3,815
Senior Secured Notes:
6.50% Secured Notes	March 2022	1,250	1,235	—	—
7.00% Secured Notes	March 2024	2,000	1,975	—	—
5.50% Secured Notes	November 2025	1,750	1,729	—	—
Senior Unsecured Notes:
6.75%	August 2018	—	—	1,600	1,593
5.375%	March 2020	1,708	1,699	2,000	1,985
7.00%	October 2020	71	71	690	689
6.375%	October 2020	661	656	2,250	2,231
7.50%	July 2021	1,625	1,615	1,625	1,613
6.75%	August 2021	650	648	650	647
5.625%	December 2021	900	896	900	894
7.25%	July 2022	550	545	550	543
5.50%	March 2023	1,000	993	1,000	992
5.875%	May 2023	3,250	3,224	3,250	3,220
4.50% euro-denominated debt	May 2023	1,801	1,787	1,578	1,563
6.125%	April 2025	3,250	3,222	3,250	3,218
9.00%	December 2025	1,500	1,464	—	—
Other	Various	15	15	12	12
Total long-term debt and other		$25,752	25,444	$30,169	29,846
Less: Current portion of long-term debt and other			209		1
Non-current portion of long-term debt			$25,235		$29,845
Covenant Compliance
The Senior Secured Credit Facilities (as defined below) and the indentures governing the Company’s Senior Secured Notes and Senior Unsecured Notes contain customary affirmative and negative covenants and specified events of default. These affirmative and negative covenants include, among other things, and subject to certain qualifications and exceptions, covenants that restrict the Company’s ability and the ability of its subsidiaries to: incur or guarantee additional indebtedness; create or permit liens on assets; pay dividends on capital stock or redeem, repurchase or retire capital stock or subordinated indebtedness; make certain investments and other restricted payments; engage in mergers, acquisitions, consolidations and amalgamations; transfer and sell certain assets; and engage in transactions with affiliates. The Revolving Credit Facility also contains specified financial maintenance covenants (consisting of a secured leverage ratio and an interest coverage ratio).
In 2017, the Company completed several actions which included using the proceeds from divestitures and cash flows from operations to repay debt, amending financial maintenance covenants, extending a significant portion of the Revolving Credit Facility, and refinancing debt with near term maturities. These actions, described below, have reduced the Company’s debt balance and positively affected the Company’s ability to comply with its financial maintenance covenants. As of December 31, 2017, the Company was in compliance with all financial maintenance covenants related to its outstanding debt. The Company, based on its current forecast for the next twelve months from the date of issuance of these financial statements and the amendments executed, expects to remain in compliance with these financial maintenance covenants and meet its debt service obligations over that same period.
The Company continues to take steps to improve its operating results to ensure continual compliance with its financial maintenance covenants and may take other actions to reduce its debt levels to align with the Company’s long term strategy, including divesting other businesses and refinancing debt as deemed appropriate.
Senior Secured Credit Facilities
On February 13, 2012, the Company and certain of its subsidiaries as guarantors entered into the “Senior Secured Credit Facilities” under the Company’s Third Amended and Restated Credit and Guaranty Agreement, as amended (the “Credit Agreement”) with a syndicate of financial institutions and investors.
2015 Activity
On January 22, 2015, the Company and certain of its subsidiaries, as guarantors, entered into joinder agreements to allow for an increase in commitments under the Revolving Credit Facility to $1,500 million and the issuance of $250 million in incremental term loans under the Series A-3 Tranche A Term Loan Facility.
On March 5, 2015, the Company entered into an amendment to the Credit Agreement to implement certain revisions in connection with the Salix Acquisition. The amendment, among other things, permitted the Salix Acquisition and the refinancing, repayment, termination and discharge of Salix's outstanding indebtedness, as well as the issuance of Senior Unsecured Notes to be used to fund the Salix Acquisition (as described below). The amendment also modified the interest coverage ratio financial maintenance covenant applicable to the Company through March 31, 2016.
Concurrently with the Salix Acquisition on April 1, 2015, the Company obtained incremental term loan commitments in the aggregate principal amount of $5,150 million (the "Incremental Term Loan Facilities") under its existing Credit Agreement. The Incremental Term Loan Facilities, which were fully drawn in the second quarter of 2015, consisted of: (1) $1,000 million of tranche A term loans (the "Series A-4 Tranche A Term Loan Facility"), bearing interest at a rate per annum equal to, at the election of the Company, (i) the base rate plus a range between 0.75% and 1.25% or (ii) LIBO rate plus a range between 1.75% and 2.25%, in each case, depending on the Company's leverage ratio and having terms that are consistent with the Company's existing tranche A term loans and (2) $4,150 million of tranche B term loans (the "Series F Tranche B Term Loan Facility"), bearing interest at a rate per annum equal to, at election of the Company, (i) the base rate plus a range between 2.00% and 2.25% or (ii) LIBO rate plus a range between 3.00% and 3.25%, depending on the Company's secured leverage ratio and subject to a 1.75% base rate floor and 0.75% LIBO rate floor, and having terms that are consistent with the Company's existing tranche B term loans. In connection with the issuance of the Incremental Term Loan Facilities, the Company incurred a total of approximately $85 million of costs and fees (treated as a deduction to Long-term debt), including an original issue discount of approximately $21 million.
The Series A-4 Tranche A Term Loan Facility was payable in quarterly installments at the rate of 5% per annum through March 31, 2016, then at the rate of 10% per annum through March 31, 2017, then at the rate of 20% per annum through maturity on April 1, 2020. The Series F Tranche B Term Loan Facility was payable in quarterly installments at the rate of 1% per annum through maturity on April 1, 2022.
On May 29, 2015, the Company and certain of its subsidiaries, as guarantors, entered into Amendment No. 11 to the Credit Agreement to reprice the Series D-2 Tranche B Term Loan Facility.  The applicable margins for borrowings under the Series D-2 Tranche B Term Loan Facility, as modified by the repricing, were initially 1.75% with respect to base rate borrowings and 2.75% with respect to LIBO rate borrowings. Then, commencing with the delivery of the financial statements of the Company for the fiscal quarter ending September 30, 2015, such margins were changed to between 1.50% and 1.75% for base rate borrowings and between 2.50% and 2.75% for LIBO rate borrowings, in each case, based on the secured leverage ratio of the Company for each fiscal quarter for which financial statements were delivered as required under the Credit Agreement, subject to a 1.75% base rate floor and a 0.75% LIBO rate floor. Costs and fees incurred in connection with the repricing of the Series D-2 Tranche B Term Loan Facility were nominal.
2016 Activity
On April 11, 2016, the Company obtained an amendment and waiver to its Credit Agreement (the “April 2016 amendment”). Pursuant to the April 2016 amendment, the Company obtained an extension to the deadline for filing: (i) the Company's Annual Report on Form 10-K for the year ended December 31, 2015 (the “2015 Form 10-K”) to May 31, 2016 and (ii) the Company’s Quarterly Report on Form 10-Q for the quarter ended March 31, 2016 (the “March 31, 2016 Form 10-Q”) to July 31, 2016.  The April 2016 amendment also waived, among other things, the cross-default under the Credit Agreement to the Company's and Valeant's indentures that arose when the 2015 Form 10-K was not filed by March 15, 2016, any cross default under the Credit Agreement that may have arisen under the Company's other indebtedness from the failure to timely deliver the 2015 Form 10-K, and the cross default under the Credit Agreement to the Company's and Valeant's indentures that arose when the March 31, 2016 Form 10-Q was not filed by May 16, 2016 or any cross default under the Credit Agreement to the Company’s other indebtedness as a result of the delay in filing the March 31, 2016 Form 10-Q.  The April 2016 amendment modified, among other things, the interest coverage financial maintenance covenant from 3.00 to 1.00 to 2.75 to 1.00 from the fiscal quarter ending June 30, 2016 through the fiscal quarter ending March 31, 2017. Certain financial definitions were also amended, including the definition of “Consolidated Adjusted EBITDA” which was modified to add back fees and expenses in connection with any amendment or modification of the Credit Agreement or any other indebtedness, and to permit up to $175 million to be added back in connection with costs, fees and expenses relating to, among other things, Philidor-related matters and/or product pricing-related matters and any review by the Board and the Company’s ad hoc committee of independent directors related to such matters. The April 2016 amendment also modified certain existing add-backs to Consolidated Adjusted EBITDA under the Credit Agreement, including increasing the add-back for: (i) restructuring charges in any twelve-month period to $200 million from $125 million and (ii) fees and expenses in connection with any proposed or actual issuance of debt, equity, acquisitions, investments, assets sales or divestitures to $150 million from $75 million for any twelve month period ending on or prior to March 31, 2017.
The terms of the April 2016 amendment imposed a number of restrictions on the Company and its subsidiaries until the time that: (i) the Company delivered the 2015 Form 10-K (which was filed on April 29, 2016) and the March 31, 2016 Form 10-Q (which was filed on June 7, 2016) (such requirements, the "Financial Reporting Requirements") and (ii) the leverage ratio of the Company and its subsidiaries (being the ratio, as of the last day of any fiscal quarter, of Consolidated Total Debt (as defined in the Credit Agreement) as of such day to Consolidated Adjusted EBITDA (as defined in the Credit Agreement) for the four fiscal quarter period ending on such date) is less than 4.50 to 1.00, including imposing: (i) a $250 million aggregate cap (the "Transaction Cap") on acquisitions (although the Transaction Cap does not apply to any portion of acquisition consideration paid for by either the issuance of the Company’s equity or the proceeds of any such equity issuance), (ii) a restriction on the incurrence of debt to finance such acquisitions and (iii) a requirement that the net proceeds from certain asset sales be used to repay the term loans under the Credit Agreement, instead of investing such net proceeds in real estate, equipment, other tangible assets or intellectual property useful in the business. In addition, the Company's ability to make investments, dividends, distributions, share repurchases and other restricted payments is also restricted and subject to the Transaction Cap until such time as the Financial Reporting Requirements are satisfied and the leverage ratio of the Company and its subsidiaries is less than 4.00 to 1.00 (unless such investments or restricted payments can fit within other existing exceptions set out in the Credit Agreement). The April 2016 amendment also increased the interest rate margins applicable to the Company's loans under the Credit Agreement by 1.00% until delivery of the Company's financial statements for the fiscal quarter ending June 30, 2017. Thereafter, the interest rate margins applicable to the loans have been determined on the basis of a pricing grid tied to the Company's secured leverage ratio. With the filing of the March 31, 2016 Form 10-Q on June 7, 2016, the Financial Reporting Requirements were satisfied in all respects.
The April 2016 amendment was accounted for as a debt modification. As a result, repayments to the lenders were recognized as additional debt discounts and are being amortized over the remaining term of each term loan.
On August 23, 2016, the Company entered into an amendment to its Credit Agreement (the “August 2016 amendment”). The August 2016 amendment reduced the minimum interest coverage maintenance covenant under the Credit Agreement to 2.00 to 1.00 for all fiscal quarters ending on or after September 30, 2016. Prior to the effectiveness of the August 2016 amendment, the minimum interest coverage maintenance covenant was 2.75 to 1.00 for any fiscal quarter ending June 30, 2016 through March 31, 2017 and 3.00 to 1.00 for any fiscal quarter ending thereafter. In addition, the August 2016 amendment permitted the issuance of secured notes with shorter maturities and the incurrence of other indebtedness, in each case to repay term loans under the Credit Agreement. The August 2016 amendment also provided additional flexibility to sell assets, provided the proceeds of such asset sales are used to prepay loans under the Credit Agreement in accordance with its terms.
The August 2016 amendment increased each of the applicable interest rate margins under the Credit Agreement by 0.50%, until delivery of the Company’s financial statements for the quarter ending June 30, 2017. Thereafter, each of the applicable interest rate margins have been determined on the basis of a pricing grid tied to the Company’s secured leverage ratio, which was also increased by 0.50% across the grid.
The August 2016 amendment was accounted for as a debt modification. As a result, repayments to the lenders were recognized as additional debt discounts and are being amortized over the remaining term of each term loan.
2017 Activity
On March 3, 2017, the Company used proceeds from the Skincare Sale to repay $1,086 million of outstanding debt under its Senior Secured Credit Facilities.
On March 21, 2017, the Company entered into Amendment No. 14 to the Credit Agreement (“Amendment No. 14”), which: (i) provided additional financing from an incremental term loan under the Company's Series F Tranche B Term Loan Facility of $3,060 million (the “Series F-3 Tranche B Term Loan”), (ii) amended the financial covenants contained in the Credit Agreement, (iii) increased the amortization rate for the Series F Tranche B Term Loan Facility from 0.25% per quarter (1% per annum) to 1.25% per quarter (5% per annum), with quarterly repayments starting March 31, 2017, (iv) amended certain financial definitions, including the definition of Consolidated Adjusted EBITDA and (v) provided additional ability for the Company to, among other things, incur indebtedness and liens, consummate acquisitions and make other investments, including relaxing certain limitations imposed by prior amendments. The proceeds from the additional financing, combined with the proceeds from the issuance of the Senior Secured Notes described below and cash on hand, were used to: (i) repay all outstanding balances under the Company’s Series A-3 Tranche A Term Loan Facility, Series A-4 Tranche A Term Loan Facility, Series D-2 Tranche B Term Loan Facility, Series C-2 Tranche B Term Loan Facility, and Series E-1 Tranche B Term Loan Facility (collectively the “Refinanced Debt”), (ii) repurchase $1,100 million in principal amount of 6.75% Senior Unsecured Notes due August 2018 (the “August 2018 Unsecured Notes”), (iii) repay $350 million of amounts outstanding under the Company's Revolving Credit Facility and (iv) pay related fees and expenses (collectively, the “March 2017 Refinancing Transactions”).
Amendments to the covenants made as part of Amendment No. 14 include: (i) removed the financial maintenance covenants with respect to the Series F Tranche B Term Loan Facility, (ii) reduced the interest coverage ratio maintenance covenant to 1.50:1.00 with respect to the Revolving Credit Facility beginning in the quarter ending March 31, 2017 through the quarter ending March 31, 2019 (stepping up to 1.75:1.00 thereafter) and (iii) increased the secured leverage ratio maintenance covenant to 3.00:1.00 with respect to the Revolving Credit Facility beginning in the quarter ending March 31, 2017 through the quarter ending March 31, 2019 (stepping down to 2.75:1.00 thereafter). These financial maintenance covenants apply only with respect to the Revolving Credit Facility and can be waived or amended without the consent of the term loan lenders under the Credit Agreement.
Modifications to Consolidated Adjusted EBITDA from Amendment No. 14 included, among other things: (i) modifications to permit the Company to add back extraordinary, unusual or non-recurring expenses or charges (including certain costs of, and payments of, litigation expenses, actual or prospective legal settlements, fines, judgments or orders, subject to a cap of $500 million in any twelve month period, of which no more than $250 million may pertain to any costs, payments, expenses, settlements, fines, judgments or orders, in each case, arising out of any actual or potential claim, investigation, litigation or other proceeding that the Company did not publicly disclose (via press release or any filing with the SEC) on or prior to the effectiveness of Amendment No. 14, and subject to other customary limitations) and (ii) modifications to allow the Company to add back certain expenses, charges or losses actually reimbursed or for which the Company reasonably expects to be reimbursed by third parties pursuant to indemnification, reimbursement, insurance or similar agreements within 365 days, subject to customary limitations.
Amendment No. 14 was accounted for as a modification of debt to the extent the Refinanced Debt was replaced with the incremental Series F-3 Tranche B Term Loan issued to the same creditor and an extinguishment of debt to the extent the Refinanced Debt was replaced with Series F-3 Tranche B Term Loan issued to a different creditor. The Refinanced Debt that was replaced with the proceeds of the newly issued Senior Secured Notes was accounted for as an extinguishment of debt. For amounts accounted for as an extinguishment of debt, the Company incurred a Loss on extinguishment of debt of $27 million representing the difference between the amount paid to settle the extinguished debt and the extinguished debt’s carrying value (the stated principal amount net of unamortized discount and debt issuance costs). Payments made to the lenders of $38 million associated with the issuance of the new Series F-3 Tranche B Term Loan were capitalized and are being amortized as interest expense over the remaining term of the Series F Tranche B Term Loan Facility. Third party expenses of $3 million associated with the modification of debt were expensed as incurred and included in Interest expense.
On March 28, 2017, the Company entered into Amendment No. 15 to the Credit Agreement (“Amendment No. 15”) which provided for the extension of the maturity date of $1,190 million of revolving credit commitments under the Revolving Credit Facility from April 20, 2018 to the earlier of: (i) April 20, 2020 and (ii) the date that is 91 calendar days prior to the scheduled maturity of any series or tranche of term loans under the Credit Agreement, certain Senior Secured Notes or Senior Unsecured Notes and any other indebtedness for borrowed money in excess of $750 million. Unless otherwise terminated prior thereto, the remaining $310 million of revolving credit commitments under the Revolving Credit Facility will continue to mature on April 20, 2018. Amendment No. 15 was accounted for in part as a debt modification, whereby the fees paid to lenders agreeing to extend their commitment through April 20, 2020 and the fees paid to lenders providing additional commitments were recognized as additional debt issuance costs and are being amortized over the remaining term of the Revolving Credit Facility. Amendment No. 15 was accounted for in part as an extinguishment of debt and the Company incurred a Loss on extinguishment of debt of $1 million representing the unamortized debt issuance costs associated with the commitments canceled by lenders in the amendment.
In April 2017, using the net proceeds from the Skincare Sale and the proceeds from the divestiture of a manufacturing facility in Brazil, the Company repaid $220 million of its Series F Tranche B Term Loan Facility. On July 3, 2017, using the net proceeds from the Dendreon Sale, the Company repaid $811 million of its Series F Tranche B Term Loan Facility. On October 5, 2017, using the net proceeds from the iNova Sale, the Company repaid $923 million of its Series F Tranche B Term Loan Facility. On November 10, 2017, using the net proceeds from the Obagi Sale, the Company repaid $181 million of its Series F Tranche B Term Loan Facility. On November 21, 2017, using the proceeds from the November 2017 Refinancing Transactions (as defined below), the Company repaid $750 million of its Series F Tranche B Term Loan Facility.
On November 21, 2017, the Company entered into Amendment No. 16 to the Credit Agreement (“Amendment No. 16”) to reprice the Series F Tranche B Term Loan Facility. The applicable margins for borrowings under the Series F Tranche B Term Loan Facility, as modified by the repricing, are 2.50% with respect to base rate borrowings and 3.50% with respect to LIBO rate borrowings. Any prepayment of the Series F Tranche B Term Loan Facility in connection with certain refinancings prior to May 21, 2018 will require a prepayment premium of 1.0% of such loans prepaid. Amendment No. 16 also increases the letter of credit facility sublimit under the Credit Agreement to $300 million and makes certain other amendments to provide the Company with additional flexibility to enter into certain cash management transactions. The Company paid a prepayment penalty of approximately $38 million in connection with Amendment No. 16, recognized in the Loss on extinguishment of debt in the consolidated statement of operations.
As of December 31, 2017, the Company had $250 million of outstanding borrowings, $94 million of issued and outstanding letters of credit, and remaining availability of $1,156 million under its Revolving Credit Facility. Of the $94 million issued and outstanding letters of credit, a $50 million letter of credit was issued as part of the $127 million of collateral to secure a bank guarantee for the benefit of the Australian Government in connection with the notice of assessment received on August 8, 2017 from the Australian Taxation Office, as discussed in Note 18, "INCOME TAXES". The Company disagrees with the notice of assessment and continues to believe that its tax positions are appropriate and supported by the facts, circumstances and applicable laws. The Company intends to defend its tax position in this matter vigorously. On January 9, 2018, the cash collateral of $77 million of Restricted cash was returned to the Company in exchange for a $77 million letter of credit.
Current Description of Senior Secured Credit Facilities
Borrowings under the Senior Secured Credit Facilities bear interest at a rate per annum equal to, at the Company's option from time to time, either: (i) a base rate determined by reference to the higher of: (a) the prime rate (as defined in the Credit Agreement) and (b) the federal funds effective rate plus 1/2 of 1% or (ii) a LIBO rate determined by reference to the costs of funds for U.S. dollar deposits for the interest period relevant to such borrowing adjusted for certain additional costs, in each case plus an applicable margin. With respect to the Revolving Credit Facility, these applicable margins have been subject to increase or decrease quarterly based on the secured leverage ratio beginning with the quarter ended June 30, 2017. Based on its calculation of the Company’s secured leverage ratio, management does not anticipate any such increase or decrease to the current applicable margins for the next applicable period.
The loans under the Senior Secured Credit Facilities may be made to, and the letters of credit under the Revolving Credit Facility may be issued on behalf of, the Company. All borrowings under the Senior Secured Credit Facilities are subject to the satisfaction of customary conditions, including the absence of a default or an event of default and the accuracy in all material respects of representations and warranties.
Subject to certain exceptions and customary baskets set forth in the Credit Agreement, the Company is required to make mandatory prepayments of the loans under the Senior Secured Credit Facilities under certain circumstances, including from: (a) 100% of the net cash proceeds of insurance and condemnation proceeds for property or asset losses (subject to reinvestment rights and net proceeds threshold), (b) 50% of the net cash proceeds from the issuance of equity securities subject to decrease based on leverage ratios, (c) 100% of the net cash proceeds from the incurrence of debt (other than permitted debt as defined in the Credit Agreement), (d) 50% of Consolidated Excess Cash Flow (as defined in the Credit Agreement) subject to decrease based on leverage ratios and (e) 100% of net cash proceeds from asset sales outside the ordinary course of business (subject to reinvestment rights, which were restricted by the terms of the April 2016 amendment).
The Company is permitted to voluntarily reduce the unutilized portion of the revolving commitment amount and repay outstanding loans under the Revolving Credit Facility at any time without premium or penalty, other than customary “breakage” costs with respect to LIBO rate loans. As of December 31, 2017, any prepayment of the Series F Tranche B Term Loan Facility in connection with certain refinancings prior to May 21, 2018 will require a prepayment premium of 1.0% of such loans prepaid.
The Company’s obligations and the obligations of the guarantors under the Senior Secured Credit Facilities and cash management arrangements entered into with lenders under the Senior Secured Credit Facilities (or affiliates thereof) are secured by first-priority security interests in substantially all tangible and intangible assets of the Company and the guarantors, including 100% of the capital stock of Valeant and each material subsidiary of the Company that is directly owned by the Company or another guarantor other than Valeant’s foreign subsidiaries) and 65% of the capital stock of each foreign subsidiary of Valeant that is directly owned by Valeant or owned by a guarantor that is a domestic subsidiary of Valeant, in each case subject to certain exclusions and limitations set forth in the credit documentation governing the Senior Secured Credit Facilities.
The applicable interest rate margins for borrowings under the Revolving Credit Facility are 2.25%-2.75% with respect to base rate borrowings and 3.25%-3.75% with respect to LIBO rate borrowings.  As of December 31, 2017, the stated rate of interest on the Revolving Credit Facility was 5.32% per annum. In addition, the Company is required to pay commitment fees of 0.50% per annum with respect to the unutilized commitments under the Revolving Credit Facility, payable quarterly in arrears. The Company also is required to pay: (i) letter of credit fees on the maximum amount available to be drawn under all outstanding letters of credit in an amount equal to the applicable margin on LIBO rate borrowings under the Revolving Credit Facility on a per annum basis, payable quarterly in arrears, (ii) customary fronting fees for the issuance of letters of credit and (iii) agency fees.
The applicable interest rate margins for the Series F Tranche B Term Loan Facility are 2.50% with respect to base rate borrowings and 3.50% with respect to LIBO rate borrowings, subject to a 0.75% LIBO rate floor.  As of December 31, 2017, the stated rate of interest on the Company’s borrowings under the Series F Tranche B Term Loan Facility was 4.94% per annum.
As of December 31, 2017, there were no remaining quarterly amortization repayments for the Senior Secured Credit Facilities.
Senior Secured Notes
The Senior Secured Notes are guaranteed by each of the Company’s subsidiaries that is a guarantor under the Credit Agreement and existing Senior Unsecured Notes (together, the “Note Guarantors”). The Senior Secured Notes and the guarantees related thereto are senior obligations and are secured, subject to permitted liens and certain other exceptions, by the same first priority liens that secure the Company’s obligations under the Credit Agreement under the terms of the indenture governing the Senior Secured Notes.
The Senior Secured Notes and the guarantees rank equally in right of repayment with all of the Company’s and Note Guarantors’ respective existing and future unsubordinated indebtedness and senior to the Company’s and Note Guarantors’ respective future subordinated indebtedness. The Senior Secured Notes and the guarantees related thereto are effectively pari passu with the Company’s and the Note Guarantors’ respective existing and future indebtedness secured by a first priority lien on the collateral securing the Senior Secured Notes and effectively senior to the Company’s and the Note Guarantors’ respective existing and future indebtedness that is unsecured, including the existing Senior Unsecured Notes, or that is secured by junior liens, in each case to the extent of the value of the collateral. In addition, the Senior Secured Notes are structurally subordinated to: (i) all liabilities of any of the Company’s subsidiaries that do not guarantee the Senior Secured Notes and (ii) any of the Company’s debt that is secured by assets that are not collateral.
Upon the occurrence of a change in control (as defined in the indentures governing the Senior Secured Notes), unless the Company has exercised its right to redeem all of the notes of a series as previously described, holders of the Senior Secured Notes may require the Company to repurchase such holder’s notes, in whole or in part, at a purchase price equal to 101% of the principal amount thereof plus accrued and unpaid interest.
6.50% Senior Secured Notes due 2022 and 7.00% Senior Secured Notes due 2024 - March 2017 Refinancing Transactions
As part of the March 2017 Refinancing Transactions, the Company issued $1,250 million aggregate principal amount of 6.50% Senior Secured Notes due March 15, 2022 (the “March 2022 Secured Notes”) and $2,000 million aggregate principal amount of 7.00% Senior Secured Notes due March 15, 2024 (the “March 2024 Secured Notes”), in a private placement, the proceeds of which, when combined with the proceeds from the Series F-3 Tranche B Term Loan and cash on hand, were used to: (i) repay the Refinanced Debt, (ii) repurchase $1,100 million in principal amount of August 2018 Unsecured Notes, (iii) repay $350 million of amounts outstanding under the Company's Revolving Credit Facility and (iv) pay related fees and expenses. Interest on these notes is payable semi-annually in arrears on each March 15 and September 15.
The March 2022 Secured Notes are redeemable at the option of the Company, in whole or in part, at any time on or after March 15, 2019, at the redemption prices set forth in the indenture. The Company may redeem some or all of the March 2022 Secured Notes prior to March 15, 2019 at a price equal to 100% of the principal amount thereof plus a “make-whole” premium. Prior to March 15, 2019, the Company may redeem up to 40% of the aggregate principal amount of the March 2022 Secured Notes using the proceeds of certain equity offerings at the redemption price set forth in the indenture.
The March 2024 Secured Notes are redeemable at the option of the Company, in whole or in part, at any time on or after March 15, 2020, at the redemption prices set forth in the indenture. The Company may redeem some or all of the March 2024 Secured Notes prior to March 15, 2020 at a price equal to 100% of the principal amount thereof plus a “make-whole” premium. Prior to March 15, 2020, the Company may redeem up to 40% of the aggregate principal amount of the March 2024 Secured Notes using the proceeds of certain equity offerings at the redemption price set forth in the indenture.
5.50% Senior Secured Notes due 2025 - October 2017 Refinancing Transactions and November 2017 Refinancing Transactions
On October 17, 2017, the Company issued $1,000 million aggregate principal amount of 5.50% Senior Secured Notes due November 2025 (the “November 2025 Secured Notes”), in a private placement, the proceeds of which were used to: (i) repurchase $569 million in principal amount of the 6.375% October 2020 Unsecured Notes (as defined below) and (ii) repurchase $431 million in principal amount of the 7.00% October 2020 Unsecured Notes (as defined below) (collectively, the “October 2017 Refinancing Transactions”). The related fees and expenses were paid using cash on hand. Interest on these notes is payable semi-annually in arrears on each May 1 and November 1.
The November 2025 Secured Notes are redeemable at the option of the Company, in whole or in part, at any time on or after November 1, 2020, at the redemption prices set forth in the indenture. The Company may redeem some or all of the November 2025 Secured Notes prior to November 1, 2020 at a price equal to 100% of the principal amount thereof plus a “make-whole” premium. Prior to November 1, 2020, the Company may redeem up to 40% of the aggregate principal amount of the November 2025 Secured Notes using the proceeds of certain equity offerings at the redemption price set forth in the indenture.
On November 21, 2017, the Company issued $750 million aggregate principal amount of the November 2025 Secured Notes, in a private placement. These are additional notes and form part of the same series as the Company’s existing November 2025 Secured Notes. The proceeds were used to prepay its Series F Tranche B Term Loan Facility. The related fees and expenses were paid using cash on hand (collectively, the “November 2017 Refinancing Transactions”).
Senior Unsecured Notes
The Senior Unsecured Notes issued by the Company are the Company’s senior unsecured obligations and are jointly and severally guaranteed on a senior unsecured basis by each of its subsidiaries that is a guarantor under the Senior Secured Credit Facilities. The Senior Unsecured Notes issued by the Company’s subsidiary Valeant are senior unsecured obligations of Valeant and are jointly and severally guaranteed on a senior unsecured basis by the Company and each of its subsidiaries (other than Valeant) that is a guarantor under the Senior Secured Credit Facilities. Future subsidiaries of the Company and Valeant, if any, may be required to guarantee the Senior Unsecured Notes.
If the Company experiences a change in control, the Company may be required to make an offer to repurchase each series of Senior Unsecured Notes, in whole or in part, at a purchase price equal to 101% of the aggregate principal amount of the Senior Unsecured Notes repurchased, plus accrued and unpaid interest.
7.00% Senior Unsecured Notes due 2020
On September 28, 2010, Valeant issued $700 million aggregate principal amount of 7.00% Senior Unsecured Notes due 2020 (the “7.00% October 2020 Unsecured Notes”) in a private placement. The 7.00% October 2020 Unsecured Notes accrue interest at the rate of 7.00% per year, payable semi-annually in arrears.
On October 17, 2017, as part of the October 2017 Refinancing Transactions, the Company repaid $431 million in principal amount of the 7.00% October 2020 Unsecured Notes.
On December 18, 2017, as part of the December 2017 Refinancing Transactions (as defined below), the Company repaid $188 million principal amount of the 7.00% October 2020 Unsecured Notes.
Valeant may redeem all or a portion of the 7.00% October 2020 Unsecured Notes at the applicable redemption prices set forth in the 7.00% October 2020 Unsecured Notes indenture, plus accrued and unpaid interest to the date of redemption.
6.75% Senior Unsecured Notes due 2021
On February 8, 2011, Valeant issued $650 million aggregate principal amount of 6.75% Senior Unsecured Notes due 2021 (the “August 2021 Unsecured Notes”) in a private placement. The August 2021 Unsecured Notes accrue interest at the rate of 6.75% per year, payable semi-annually in arrears.
Valeant may redeem all or a portion of the August 2021 Unsecured Notes at the applicable redemption prices set forth in the August 2021 Unsecured Notes indenture, plus accrued and unpaid interest to the date of redemption.
7.25% Senior Unsecured Notes due 2022
On March 8, 2011, Valeant issued $550 million aggregate principal amount of 7.25% Senior Unsecured Notes due 2022 (the “July 2022 Unsecured Notes”) in a private placement. The July 2022 Unsecured Notes accrue interest at the rate of 7.25% per year, payable semi-annually in arrears.
Valeant may redeem all or a portion of the July 2022 Unsecured Notes at the applicable redemption prices set forth in the July 2022 Unsecured Notes indenture, plus accrued and unpaid interest to the date of redemption.
6.375% Senior Unsecured Notes due 2020
On October 4, 2012, VPI Escrow Corp. (the “VPI Escrow Issuer”), a newly formed wholly owned subsidiary of Valeant, issued $1,750 million aggregate principal amount of 6.375% Senior Unsecured Notes due 2020 (the “6.375% October 2020 Unsecured Notes”) in a private placement. The 6.375% October 2020 Unsecured Notes accrue interest at the rate of 6.375% per year, payable semi-annually in arrears. At the time of the closing of the Medicis acquisition: (i) the VPI Escrow Issuer merged with and into Valeant, with Valeant continuing as the surviving corporation, (ii) Valeant assumed all of the VPI Escrow Issuer’s obligations under the 6.375% October 2020 Unsecured Notes and the related indenture and (iii) the funds previously held in escrow were released to the Company and were used to finance the Medicis acquisition.
Concurrently with the offering of the 6.375% October 2020 Unsecured Notes, Valeant issued $500 million aggregate principal amount of 6.375% Senior Unsecured Notes due 2020 (the “Exchangeable Notes”) in a private placement, the form and terms of such notes being substantially identical to the form and terms of the 6.375% October 2020 Unsecured Notes, as previously described.
On March 29, 2013, the Company announced that Valeant commenced an offer to exchange (the “Exchange Offer”) any and all of its Exchangeable Notes into 6.375% October 2020 Unsecured Notes. Valeant conducted the Exchange Offer in order to satisfy its obligations under the indenture governing the Exchangeable Notes with the anticipated result being that some or all of such notes would be part of a single series of 6.375% October 2020 Unsecured Notes under one indenture. The Exchange Offer, which did not result in any changes to existing terms or to the total amount of the Company’s outstanding debt, expired on April 26, 2013. All of the Exchangeable Notes were tendered in the Exchange Offer and exchanged for 6.375% October 2020 Unsecured Notes to form a single series.
On October 17, 2017, as part of the October 2017 Refinancing Transactions, the Company repaid $569 million in principal amount of the 6.375% October 2020 Unsecured Notes.
On December 18, 2017, as part of the December 2017 Refinancing Transactions, the Company repaid $1,021 million in principal amount of the 6.375% October 2020 Unsecured Notes.
Valeant may redeem all or a portion of the 6.375% October 2020 Unsecured Notes at the applicable redemption prices set forth in the 6.375% October 2020 Unsecured Notes indenture, plus accrued and unpaid interest to the date of redemption.
6.75% Senior Unsecured Notes due 2018 and 7.50% Senior Unsecured Notes due 2021
On July 12, 2013, VPII Escrow Corp. (the “VPII Escrow Issuer”), a newly formed wholly-owned subsidiary of the Company, issued $1,600 million aggregate principal amount of the August 2018 Unsecured Notes and $1,625 million aggregate principal amount of 7.50% Senior Unsecured Notes due 2021 (the “July 2021 Unsecured Notes”) in a private placement. The August 2018 Unsecured Notes accrued interest at the rate of 6.75% per year, payable semi-annually in arrears. The July 2021 Unsecured Notes accrue interest at the rate of 7.50% per year, payable semi-annually in arrears. At the time of the closing of the B&L Acquisition: (i) the VPII Escrow Issuer was voluntarily liquidated and all of its obligations were assumed by, and all of its assets were distributed to, the Company, (ii) the Company assumed all of the VPII Escrow Issuer’s obligations under the August 2018 Unsecured Notes and July 2021 Unsecured Notes and the related indenture and (iii) the funds previously held in escrow were released to the Company and were used to finance the B&L Acquisition.
As part of the March 2017 Refinancing Transactions, the Company completed a tender offer to repurchase $1,100 million in aggregate principal amount of the August 2018 Unsecured Notes for total consideration of approximately $1,132 million plus accrued and unpaid interest through March 20, 2017. Loss on extinguishment of debt during the three months ended March 31, 2017 associated with the repurchase of the August 2018 Unsecured Notes was $36 million representing the difference between the amount paid to settle the debt and the debt’s carrying value.
On August 15, 2017, the Company repurchased the remaining $500 million of outstanding August 2018 Unsecured Notes using cash on hand, plus accrued and unpaid interest. Loss on extinguishment of debt during the three months ended September 30, 2017 associated with the repurchase of the August 2018 Unsecured Notes was $1 million representing the difference between the amount paid to settle the debt and the debt’s carrying value.
The Company may redeem all or a portion of the July 2021 Unsecured Notes at the applicable redemption prices set forth in the July 2021 Unsecured Notes indenture, plus accrued and unpaid interest to the date of redemption.
5.625% Senior Unsecured Notes due 2021
On December 2, 2013, the Company issued $900 million aggregate principal amount of 5.625% Senior Unsecured Notes due 2021 (the “December 2021 Unsecured Notes”) in a private placement. The December 2021 Unsecured Notes accrue interest at the rate of 5.625% per year, payable semi-annually in arrears.
The Company may redeem all or a portion of the December 2021 Unsecured Notes at the applicable redemption prices set forth in the December 2021 Unsecured Notes indenture, plus accrued and unpaid interest to the date of redemption.
5.50% Senior Unsecured Notes due 2023
On January 30, 2015, the Company issued $1,000 million aggregate principal amount of 5.50% Senior Unsecured Notes due 2023 (the "March 2023 Unsecured Notes") in a private placement. The March 2023 Unsecured Notes accrue interest at the rate of 5.50% per year, payable semi-annually in arrears.
The Company may redeem all or a portion of the March 2023 Unsecured Notes at any time prior to March 1, 2018 at a price equal to 100% of the principal amount thereof, plus accrued and unpaid interest, if any, to the date of redemption, plus a “make-whole” premium. In addition, at any time prior to March 1, 2018, the Company may redeem up to 40% of the aggregate principal amount of the outstanding March 2023 Unsecured Notes with the net proceeds of certain equity offerings at the redemption price set forth in the March 2023 Unsecured Notes indenture. On or after March 1, 2018, the Company may redeem all or a portion of the March 2023 Unsecured Notes at the applicable redemption prices set forth in the March 2023 Unsecured Notes indenture, plus accrued and unpaid interest to the date of redemption.
5.375% Senior Unsecured Notes due 2020, 5.875% Senior Unsecured Notes due 2023, 4.50% Senior Unsecured Notes due 2023 and 6.125% Senior Unsecured Notes due 2025
On March 27, 2015, VRX Escrow Corp. (the "VRX Issuer"), a newly formed wholly owned subsidiary of the Company, issued $2,000 million aggregate principal amount of 5.375% Senior Unsecured Notes due 2020 (the "March 2020 Unsecured Notes"), $3,250 million aggregate principal amount of 5.875% Senior Unsecured Notes due 2023 (the "May 2023 Unsecured Notes"), €1,500 million aggregate principal amount of 4.50% Senior Unsecured Notes due 2023 (the "Euro Notes”) and $3,250 million aggregate principal amount of 6.125% Senior Unsecured Notes due 2025 (the "May 2025 Unsecured Notes" and, together with the March 2020 Unsecured Notes, the May 2023 Unsecured Notes and the Euro Notes, the "VRX Notes") in a private placement.
In addition, the VRX Issuer entered into an escrow and security agreement (the “Escrow Agreement”) dated as of March 27, 2015, with an escrow agent. Pursuant to the Escrow Agreement, the proceeds from the issuance of the VRX Notes, together with cash sufficient to fund certain accrued and unpaid interest on the VRX Notes, totaling $10,340 million in the aggregate, were deposited into escrow accounts and held as security for the VRX Issuer’s obligations until the consummation of the Salix Acquisition, which occurred on April 1, 2015. At the time of the closing of the Salix Acquisition, (1) the VRX Issuer was voluntarily liquidated and all of its obligations were assumed by, and all of its assets were distributed to, the Company, (2) the Company assumed all of the VRX Issuer's obligations under the VRX Notes and the related indenture and (3) the funds previously held in escrow were released to the Company and were used to finance the Salix Acquisition (as such, the $10,340 million referenced in this paragraph was released from restricted cash and cash equivalents in April 2015.)
The March 2020 Unsecured Notes accrue interest at the rate of 5.375% per year, payable semi-annually in arrears. The May 2023 Unsecured Notes and the Euro Notes accrue interest at the rate of 5.875% and 4.50% per year, respectively, payable semi-annually in arrears. The May 2025 Unsecured Notes accrue interest at the rate of 6.125% per year, payable semi-annually in arrears.
On December 18, 2017, as part of the December 2017 Refinancing Transactions (as defined below), the Company repaid $291 million in principal amount of the March 2020 Unsecured Notes.
The Company may redeem all or a portion of the March 2020 Unsecured Notes at the applicable redemption prices set forth in the March 2020 Unsecured Notes indenture, plus accrued and unpaid interest to the date of redemption.
The Company may redeem all or a portion of the May 2023 Unsecured Notes, the Euro Notes and the May 2025 Unsecured Notes at any time prior to March 15, 2017, May 15, 2018, May 15, 2018 and April 15, 2020, respectively, at a price equal to 100% of the principal amount thereof, plus accrued and unpaid interest, if any, to the date of redemption, plus a “make-whole” premium. In addition, at any time prior to May 15, 2018 in the case of the May 2023 Unsecured Notes, May 15, 2018 in the case of the Euro Notes and April 15, 2018 in the case of the May 2025 Unsecured Notes, the Company may redeem up to 40% of the aggregate principal amount of the applicable series of notes with the net proceeds of certain equity offerings at the redemption prices set forth in the applicable indenture. On or after May 15, 2018, May 15, 2018 and April 15, 2020, the Company may redeem all or a portion of the May 2023 Unsecured Notes, the Euro Notes and the May 2025 Unsecured Notes, respectively, at the redemption prices applicable to each series of such notes, as set forth in the applicable indenture, plus accrued and unpaid interest to the date of redemption.
9.00% Senior Unsecured Notes due 2025 - December 2017 Refinancing Transactions
On December 18, 2017, the Company issued $1,500 million aggregate principal amount of 9.00% Senior Unsecured Notes due 2025 (the “December 2025 Unsecured Notes”) in a private placement, the proceeds of which were used to: (i) repurchase $1,021 million in principal amount of the 6.375% October 2020 Unsecured Notes, (ii) repurchase $291 million in principal amount of the March 2020 Unsecured Notes and (iii) repurchase $188 million in principal amount of the 7.00% October 2020 Unsecured Notes (collectively, the “December 2017 Refinancing Transactions”). The related fees and expenses were paid using cash on hand. The December 2025 Unsecured Notes accrue interest at the rate of 9.00% per year, payable semi-annually in arrears on each of June 15 and December 15.
The Company may redeem all or a portion of the December 2025 Unsecured Notes at any time prior to December 15, 2021, at a price equal to 100% of the principal amount thereof, plus accrued and unpaid interest, if any, to the date of redemption, plus a “make-whole” premium. In addition, at any time prior to December 15, 2020, the Company may redeem up to 40% of the aggregate principal amount of the outstanding December 2025 Unsecured Notes with the net proceeds of certain equity offerings at the redemption price set forth in the December 2025 Unsecured Notes indenture. On or after December 15, 2021, the Company may redeem all or a portion of the December 2025 Unsecured Notes at the applicable redemption prices set forth in the December 2025 Unsecured Notes indenture, plus accrued and unpaid interest to the date of redemption.
Convertible Notes
The convertible notes assumed as of the acquisition date by the Company in connection with the Salix Acquisition consisted of two tranches: (i) 2.75% Senior Notes due May 15, 2015 (the “2.75% Convertible Notes”), with an outstanding principal amount of $345 million and (ii) 1.5% Convertible Senior Notes due March 15, 2019 (the “1.5% Convertible Notes”), with an outstanding principal amount of $690 million.
In connection with the completion of the Salix Acquisition, the Company and the trustee of each of the convertible notes indentures entered into a supplemental indenture on April 1, 2015, providing that, at and after the effective time of the Salix Acquisition, the right to convert each $1,000 principal amount of any notes into cash, shares of common stock of Salix or a combination of cash and shares of common stock of Salix at the Company's election, has been changed to a right to convert each $1,000 principal amount of such notes into cash.
During the second quarter of 2015, all of the outstanding principal amount of the 2.75% Convertible Notes were settled in cash at an average price of $3,729.46 per $1,000 principal amount of the notes, plus accrued interest, and all of the outstanding principal amount of the 1.5% Convertible Notes, except for a nominal amount, were settled in cash at an average price of $2,663.26 per $1,000 principal amount of the notes.
Commitment Letters
In connection with the Salix Acquisition (see Note 3, "ACQUISITIONS"), the Company entered into a commitment letter dated as of February 20, 2015 (as amended and restated as of March 8, 2015, the “Salix Commitment Letter”), with a syndicate of banks, led by Deutsche Bank and HSBC. Pursuant to the Salix Commitment Letter, commitment parties committed to provide: (i) incremental term loans pursuant to the Credit Agreement of up to $5,550 million and (ii) senior unsecured increasing rate bridge loans under a new senior unsecured bridge facility of up to $9,600 million. Subsequently, the Company obtained $15,250 million in debt financing comprised of a combination of the incremental term loan facilities under the Company's existing Credit Agreement in an aggregate principal amount of $5,150 million and the issuance of the Notes in the U.S. dollar equivalent aggregate principal amount of approximately $10,100 million, as previously described. In the first quarter of 2015, the Company expensed $72 million of financing costs associated with the Salix Commitment Letter to Interest expense in the consolidated statement of operations.
In addition, on March 27, 2015, the Company issued equity of approximately $1,450 million to fund the Salix Acquisition. See Note 13, "SHAREHOLDERS' EQUITY" for further information regarding the equity issuance.
Weighted Average Stated Rate of Interest
The weighted average stated rate of interest as of December 31, 2017 and 2016 was 6.07% and 5.75%, respectively.
Maturities
Maturities of debt obligations for the five succeeding years ending December 31 and thereafter are as follows:

(in millions)
2018	$209
2019	—
2020	2,690
2021	3,175
2022	5,115
Thereafter	14,563
Total gross maturities	25,752
Unamortized discounts	(308)
Total long-term debt and other	$25,444

On January 30, 2018, using cash on hand, the Company repaid $200 million of its Series F Tranche B Term Loan Facility, which the Company directed to be applied to satisfy (in part) payment of the expected $206 million Consolidated Excess Cash Flow payment for the year 2017. Also due in 2018, is $3 million which consists of (i) short-term loan obligations and (ii) lines of credit assumed from certain acquisitions prior to 2016 and are not related to the Senior Secured Credit Facility, Senior Secured Notes or Senior Unsecured Notes.
During 2017, the Company made aggregate repayments of long-term debt of $14,203 million, which consisted of: (i) $9,478 million of repayments of term loans under its Senior Secured Credit Facilities, (ii) $4,100 million of repurchased Senior Unsecured Notes and (iii) $625 million of Revolving Credit Facility amounts outstanding. During the year ended December 31, 2017, the Company incurred $9,560 million of long-term debt, which consisted of: (i) $5,000 million of Senior Secured Notes, (ii) $3,060 million of Series F-3 Tranche B Term Loan and (iii) $1,500 million of Senior Unsecured Notes.